Stock Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Stock Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.39%	13.97%	12.51%
Stock Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.31%	11.81%
Stock Index Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.45%	10.90%	10.05%